ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Attributable to Parent Company

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(371)	$(84)	$(455)
Other comprehensive income (loss)	(69)	116	47
Balance as at December 31, 2021	$(440)	$32	$(408)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(343)	$(71)	$(414)
Other comprehensive income (loss)	(28)	(13)	(41)
Balance as at December 31, 2020	$(371)	$(84)	$(455)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(340)	$(30)	$(370)
Other comprehensive income (loss)	(3)	(41)	(44)
Balance as at December 31, 2019	$(343)	$(71)	$(414)
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(1)Represents net investment hedges, cash flow hedges and other reserves.